Derivative Financial Instruments and Off-balance sheet Financial Instruments - Cash Flow Hedges (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Gain (loss) recognized in OCI on derivatives during the period	$ 1,000,000	$ (2,000,000)	$ 0
(Loss) gain recognized in OCI on derivatives during the term of the hedging relationship	(3,000,000)	(1,000,000)	2,000,000
Cash flow hedge gain to be reclassified from AOCI during the next twelve months	1,000,000
Net gain (loss) recognized in earnings during the reporting period representing the amount of the fair value of the hedges' ineffectiveness.	0	0	0
Reclassification out of Accumulated Other Comprehensive Income | Cash flow hedges | Net investment income
Derivative [Line Items]
Investment Income, Net	0	1,000,000	1,000,000
Reclassification out of Accumulated Other Comprehensive Income | Cash flow hedges | Realized capital gains (losses)
Derivative [Line Items]
Investment Income, Net	$ 3,000,000	$ 0	$ 3,000,000